Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,264,424,636.06
Previously Paid Amount	161,839.36
Total Fee Amount	174,617.06
Total Offset Amount	0.00
Net Fee	$ 12,777.70